Segment reporting (Details 2) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Share-based compensation		¥ (4,726)		¥ (2,999)	¥ (4,804)
Impairment of goodwill		(1,303)	$ (186)	(799)	(3,143)
Impairment of intangible assets		0		(535)	(902)
Total		2,774	$ 397	38,736	26,025
Unallocated items
Segment Reporting Information [Line Items]
Share-based compensation		(4,726)		(2,999)	(4,804)
Amortization of intangible assets resulting from assets and business acquisitions		(1,046)		(1,010)	(1,281)
Effects of business cooperation arrangements		(181)		(450)	(446)
Impairment of goodwill		(1,303)		(799)	(3,143)
Impairment of intangible assets		0		(535)	(902)
Total	[1]	¥ (7,256)		¥ (5,793)	¥ (10,576)

[1]	A summary of unallocated items for the years presented is as follows: